Income taxes - Income tax expense (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Income taxes
Income taxes at the applicable tax rate of 15% (2019 - 15%; 2018 - 17%)	$ (338,133)	$ 44,618	$ (5,800)
Permanent differences	198,475	(6,032)	70,823
Temporary differences	160,967	25,801	86,710
Income tax expense	21,309	64,387	151,733
Income taxes at the applicable tax rate (as a percent)	$ 15	$ 15	$ 17